Accounts payables and accrued liabilities (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 39.6	$ 57.6
Accrued liabilities	86.8	73.5
Employee benefits	31.6	38.6
Derivative financial instruments	2.6	1.9
Other payables	10.9	6.1
Accounts payable and accrued liabilities	$ 171.5	$ 177.7